SCHEDULE OF CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,685,321)	$ (13,257,849)	$ (6,306,013)
Change in operating assets and liabilities:
Amounts due from subsidiaries	(111,129)	(80,548)	544,280
Net cash used in operating activities	(16,542,944)	(5,153,989)	(9,625,508)
Net cash (used in) provided by investing activities	(4,959,223)	2,170,529	(1,718,737)
Payment of deferred offering cost			(893,168)
Net cash provided by financing activities	23,458,121	1,364,459	9,784,418
Net (decrease) increase in cash and cash equivalents	1,964,697	(1,993,028)	(1,821,731)
Cash and cash equivalents, beginning of the year	7,594,601	9,587,629	11,409,360
Cash and cash equivalents, end of the year	9,559,298	7,594,601	9,587,629
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(12,689,785)	(13,258,029)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	11,508,821	12,589,459
Change in operating assets and liabilities:
Amounts due from subsidiaries	4,388,269	5,721,562
Other receivables		(78,364)
Accrued expenses and other liabilities	511,654	(697,955)
Net cash used in operating activities	(5,057,579)	(7,166,451)
Investment in equity investees	(10,950,000)	(17,400,000)
Net cash (used in) provided by investing activities	(10,950,000)	(17,400,000)
Collection of shareholder investment fund receivable		2,999,845
Payment of deferred offering cost	(3,514,703)	(418,351)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	20,260,243
Capital injection in Reorganization		16,309,641
Net cash provided by financing activities	16,745,540	18,891,135
Net (decrease) increase in cash and cash equivalents	737,961	(5,675,316)
Cash and cash equivalents, beginning of the year	1,383,462	7,058,778
Cash and cash equivalents, end of the year	$ 2,121,423	$ 1,383,462	$ 7,058,778